Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of proposed cash dividend distributions	Proposed Cash Dividend Distributions

(in millions)	December 31, 2021
Proposed cash dividends on ordinary shares
Cash dividend for 2021: €2.00 per share	€486.0